Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Income (Loss) Before Income Taxes

The Company had minimal operations in jurisdictions other than the PRC. Income (loss) before income taxes consists of:

	For the years ended December 31,
	2010	2011	2012	2012
	RMB	RMB	RMB	US$
	(In thousands)

PRC	4,321,910	8,217,522	12,537,331	2,012,380
Non-PRC	(260,747)	(408,343)	(571,894)	(91,795)

	4,061,163	7,809,179	11,965,437	1,920,585

Components of Income Tax

Income taxes consist of:

	For the years ended December 31,
	2010	2011	2012	2012
	RMB	RMB	RMB	US$
	(In thousands)

Current income tax	616,994	1,337,469	1,888,378	303,106
Income tax refund due to reduced tax rate	(6,625)	(83,907)	(255,189)	(40,961)
Deferred income tax (benefit) expense	(74,374)	(64,701)	(59,030)	(9,475)

	535,995	1,188,861	1,574,159	252,670

Reconciliation of Tax Computed By Applying Respective Statutory Income Tax Rate to Effective Income Tax Rate

The reconciliation of tax computed by applying respective statutory income tax rate to pre-tax income is as follows (amounts in thousands of RMB, and in thousands of US$, except for per share data):

	For the years ended December 31,
	2010	2011	2012	2012
	RMB	RMB	RMB	US$

Expected taxation at PRC EIT statutory rate	1,015,329	1,952,295	2,991,359	480,146
Effect of differing tax rates in different jurisdictions	8,416	43,260	138,931	22,300
Permanent differences – non-taxable income	(733)	(2,804)	(58,157)	(9,335)
Permanent differences – non-deductible expenses	10,935	9,989	58,201	9,342
Tax incentives relating to R&D expenditures	(22,925)	(105,966)	(154,977)	(24,876)
Effect of tax exemption and reduction inside the PRC	(533,802)	(650,206)	(1,234,142)	(198,093)
Income tax refund due to reduced tax rate	(6,625)	(83,907)	(255,189)	(40,961)
Under-provided (over-accrued) EIT for previous years	10,359	(66,960)	(15,084)	(2,421)
Effect of tax rate change on deferred taxes	—	18,216	—	—
Addition to valuation allowance	55,041	74,944	103,217	16,568

Taxation for the year	535,995	1,188,861	1,574,159	252,670

Effective tax rate	13.20%	15.22%	13.16%	13.16%
Effect of tax exemption and reduction inside the PRC on basic earnings per Class A and Class B ordinary share	15.34	18.64	35.32	5.67

Tax Effects of Temporary Differences that Give Rise to Deferred Tax Balances

The tax effects of temporary differences that give rise to the deferred tax balances at December 31, 2011 and 2012 are as follows:

	As of December 31,
	2011	2012	2012
	RMB	RMB	US$
	(In thousands)
Provision for doubtful receivables	2,586	1,655	266
Fixed assets depreciation	36,274	13,367	2,146
Net operating loss carry-forward	248,790	333,397	53,514
Accrued expenses, payroll and others	140,805	214,211	34,382

Deferred tax assets	428,455	562,630	90,308
Valuation allowance	(254,919)	(349,012)	(56,020)

Deferred tax assets, net	173,536	213,618	34,288

	As of December 31,
	2011	2012	2012
	RMB	RMB	US$
	(In thousands)

Long-lived assets arising from acquisitions	131,629	289,482	46,465

Deferred tax liabilities	131,629	289,482	46,465